Statements of Changes in Equity (Deficiency) - CAD ($)	Capital stock	Capital stock to be issued	Contributed surplus	Deficit	Total
Shareholders' equity (deficiency) at Aug. 31, 2017	$ 600			$ (217,545)	$ (216,945)
Shareholders' deficiency (in shares) at Aug. 31, 2017	3,743,491
Net and comprehensive income				(185,848)	(185,848)
Shareholders' equity (deficiency) at Aug. 31, 2018	$ 600			(403,393)	(402,793)
Shareholders' deficiency (in shares) at Aug. 31, 2018	3,743,491
Net and comprehensive income				233,066	233,066
Repurchase of capital stock (note 16)	$ (75)				(75)
Repurchase of capital stock (note 16) (in shares)	(467,936)
Subscriptions to capital stock received in advance of issuance (note 16)		$ 37,500			37,500
Shareholders' equity (deficiency) at Aug. 31, 2019	$ 525	37,500		(170,327)	(132,302)
Shareholders' deficiency (in shares) at Aug. 31, 2019	3,275,555
Net and comprehensive income				(2,275,532)	(2,275,532)
Subscriptions to capital stock received in advance of issuance (note 16)					(37,500)
Share issuance, net of transactions costs of $320,230 (note 16)	$ 2,497,288	$ 37,500			2,459,788
Share issuance, net of transactions costs of $320,230 (in shares) (note 16)	1,309,446
Share-based payments (notes 16 and 17)			$ 739,961		739,961
Shareholders' equity (deficiency) at Aug. 31, 2020	$ 2,497,813		$ 739,961	$ (2,445,859)	$ 791,915
Shareholders' deficiency (in shares) at Aug. 31, 2020	4,585,001